Loss Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net Income (Loss)available to common stockholders	$ (2,245)	$ (2,461)
Net Income (loss) per Weighted Average Shares	3,993,560
Net Income (loss) Per Share Amount	$ (0.56)